Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Property and Equipment [Line Items]
Opening Balance	$ 12,048,270	$ 10,280,540
Ending balance	15,537,704	12,048,270	10,280,540
Opening Balance	1,590,684	680,013
Ending balance	2,636,010	1,590,684	680,013
Net block	12,901,695	10,457,586	9,600,527
Additions	3,985,366	1,767,730	2,852,158
Disposals	(495,932)
Adjustments
Acquisition through business combination			7,428,382
Charge for the year	1,234,193	910,671	680,013
Derecognised on ‘Disposals	(188,868)
Rights of use of assets - office premises [Member]
Schedule of Property and Equipment [Line Items]
Opening Balance	513,854	486,531
Ending balance	741,573	513,854	486,531
Opening Balance	159,842	50,845
Ending balance	111,677	159,842	50,845
Net block	629,895	354,012	435,686
Additions	723,650	27,323	461,420
Disposals	(495,932)
Adjustments
Acquisition through business combination			25,111
Charge for the year	140,703	108,997	50,845
Derecognised on ‘Disposals	(188,868)
Building [Member]
Schedule of Property and Equipment [Line Items]
Opening Balance	32,006	32,006
Ending balance	32,006	32,006	32,006
Opening Balance	912	462
Ending balance	1,351	912	462
Net block	30,655	31,094	31,544
Additions
Disposals
Adjustments
Acquisition through business combination			32,006
Charge for the year	439	450	462
Derecognised on ‘Disposals
Plant and equipment [Member]
Schedule of Property and Equipment [Line Items]
Opening Balance	11,411,639	9,676,353
Ending balance	14,425,894	11,411,639	9,676,353
Opening Balance	1,403,452	616,304
Ending balance	2,466,231	1,403,452	616,304
Net block	11,959,664	10,008,187	9,060,049
Additions	3,014,255	1,735,286	2,326,888
Disposals
Adjustments
Acquisition through business combination			7,349,465
Charge for the year	1,062,779	787,148	616,304
Derecognised on ‘Disposals
Furniture and fittings [Member]
Schedule of Property and Equipment [Line Items]
Opening Balance	16,581	11,802
Ending balance	21,044	16,581	11,802
Opening Balance	1,908	421
Ending balance	3,424	1,908	421
Net block	17,620	14,673	11,381
Additions	4,463	4,779	11,802
Disposals
Adjustments
Acquisition through business combination
Charge for the year	1,516	1,487	421
Derecognised on ‘Disposals
Vehicles [Member]
Schedule of Property and Equipment [Line Items]
Opening Balance	41,996	41,996
Ending balance	175,471	41,996	41,996
Opening Balance	12,474	7,307
Ending balance	22,993	12,474	7,307
Net block	152,478	29,522	34,689
Additions	133,475		24,396
Disposals
Adjustments
Acquisition through business combination			17,600
Charge for the year	10,519	5,167	7,307
Derecognised on ‘Disposals
Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Opening Balance	796	796
Ending balance	107,603	796	796
Opening Balance	219	61
Ending balance	10,778	219	61
Net block	96,825	577	735
Additions	106,807		796
Disposals
Adjustments
Acquisition through business combination
Charge for the year	10,559	158	61
Derecognised on ‘Disposals
Computer equipment [Member]
Schedule of Property and Equipment [Line Items]
Opening Balance	31,398	31,056
Ending balance	34,113	31,398	31,056
Opening Balance	11,877	4,613
Ending balance	19,556	11,877	4,613
Net block	14,557	19,521	26,443
Additions	2,715	342	26,856
Disposals
Adjustments
Acquisition through business combination			4,200
Charge for the year	7,679	7,264	4,613
Derecognised on ‘Disposals
Capital work in progress [Member]
Schedule of Property and Equipment [Line Items]
Opening Balance	878,103	794,271
Ending balance	325,085	878,103	794,271
Opening Balance
Ending balance
Net block	325,085	878,103	794,271
Additions
Disposals
Adjustments	(553,018)	83,832
Acquisition through business combination			794,271
Charge for the year
Derecognised on ‘Disposals